Related Party Transactions - Additional Information (Detail)							12 Months Ended
		Dec. 18, 2023 EUR (€) shares	Dec. 15, 2022 EUR (€) shares	Nov. 21, 2022	Dec. 15, 2021 EUR (€) shares	Jun. 03, 2021 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 08, 2023 EUR (€) shares
Disclosure of transactions between related parties [Line Items]
Shares held in the entity common shares held by Board of Directors							13,260	36,760	36,760
Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration | €	[1]						€ 27,900,000	€ 27,700,000	€ 27,500,000
severance payment [Member] | Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total remuneration | €									€ 2,200,000
Vereniging Aegon [member] | Strategic Sale [Member] | Netherlands [member] | ASR [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of stake in a company receivable share interest in A.S.R. Nederland N.V.'				30.00%
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased		112,619,440	43,817,400		22,643,360	1,983,360
Proportion of value weight average price of common shares		0.025%	0.025%		0.025%	0.025%
Amount of repurchased shares | €		€ 14,804,951.58	€ 5,113,578.21		€ 2,285,621
Number of trading days		5 days	5 days		5 days
Proportion of voting rights held by related party		32.60%	32.60%		32.60%
Value of shares authorized to be repurchased | €										€ 139,500,000
Number of shares authorized to be repurchased										1,500,000,000
Number of votes per common share				0.025
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity common shares held by Board of Directors							83,122	72,081
Mr Rider [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity common shares held by Board of Directors							130,620	120,962

[1]	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.